Share-based compensation (Narrative) (Details) ¥ in Millions	1 Months Ended	12 Months Ended				36 Months Ended
	Sep. 30, 2017	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Sep. 26, 2013 shares	Jan. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, description		In March 2010, the Group authorized an employment-related stock incentive plan (the “2010 Plan”). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group’s shareholders’ approval.
Options vesting terms		The options granted to the employees were to be vested over four years, one fourth (1/4) of which shall vest upon the first anniversary of the commencement date and the remaining shall vest every six months thereafter in equal installments. The options granted to management were to be vested over six years, 12.5% of which shall vest upon the second anniversary of the commencement date, 25% each shall vest on the third, fourth and fifth anniversary, respectively and the remaining 12.5% shall vest on the sixth anniversary.
Number of shares available for grant | shares		7,420,000				7,420,000
Weighted average grant date fair value of options granted | $ / shares				$ 37.86
Options granted | shares		0	17,328		0	0
Unrecognized compensation expenses | ¥		¥ 1,500.0				¥ 1,500.0
Unrecognized compensation expenses, recognition period		3 years 1 month 2 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance | shares		31,133,369				31,133,369	2,800,000
Stock incentive plan, description		The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group’s shareholders’ approval.
Options vesting terms		The options and RSUs granted under the 2013 Plan were generally to be vested over three to five years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments, or subject to vesting in four equal installments over a period of four years.
Share incentive plan, annual increase of shares reserved, percentage		1.50%
2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance | shares								20,173,225
Options vesting terms		The majority of options granted under 2010 plan were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.
Two Thousand seventeen Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 33.9	¥ 32.0		¥ 15.7
Unrecognized compensation expenses | ¥		¥ 168.5				¥ 168.5
Unrecognized compensation expenses, recognition period		1 year 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Sep. 30, 2027
Zhuan Zhuan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 544.7	¥ 462.9		¥ 350.6